Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 18,960
Ending balance	1,014
GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,235
Increase	82
Decrease	(22,369)
FX rate impact	872
Reclassification	0
Ending balance	7,820
ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,275)
Amortization	(1,352)
Depreciation	(1,613)
Decrease	6,695
FX rate impact	(262)
Reclassification	0
Ending balance	(6,807)
General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,636
Ending balance	280
General equipment, fixtures and fittings | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,090
Increase
Decrease	(19,862)
FX rate impact	690
Reclassification
Ending balance	2,918
General equipment, fixtures and fittings | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,454)
Amortization	(723)
Depreciation	(719)
Decrease	5,437
FX rate impact	(179)
Reclassification
Ending balance	(2,638)
Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,814
Ending balance	695
Plant, equipment and tooling | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,916
Increase	79
Decrease	(2,070)
FX rate impact	165
Reclassification	(17)
Ending balance	4,073
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,102)
Amortization	(466)
Depreciation	(771)
Decrease	1,036
FX rate impact	(75)
Reclassification
Ending balance	(3,378)
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	398
Ending balance	35
Office equipment and computers | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,117
Increase
Decrease	(383)
FX rate impact	15
Reclassification	2
Ending balance	751
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(719)
Amortization	(88)
Depreciation	(123)
Decrease	222
FX rate impact	(8)
Reclassification
Ending balance	(716)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112
Ending balance	3
Assets under construction | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112
Increase	3
Decrease	(54)
FX rate impact	2
Reclassification	15
Ending balance	78
Assets under construction | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Amortization	(75)
Depreciation
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	(75)
Advance payment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0
Advance payment | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Increase
Decrease
FX rate impact
Reclassification
Ending balance	0
Advance payment | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Amortization	0
Depreciation
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	€ 0